Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended	8 Months Ended	13 Months Ended	20 Months Ended	25 Months Ended	32 Months Ended	37 Months Ended	44 Months Ended	49 Months Ended	56 Months Ended
	Dec. 16, 2021	Dec. 31, 2021	Jul. 31, 2022	Dec. 31, 2022	Jul. 31, 2023	Dec. 31, 2023	Jul. 31, 2024	Dec. 31, 2024	Jul. 31, 2025	Dec. 31, 2025	Jul. 31, 2026
Grizzle Growth ETF
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,271	$ 9,553	$ 8,296	$ 10,993	$ 11,059	$ 12,809	$ 13,764	$ 16,059	$ 19,285	$ 23,303
S&P 500® Total Return Index
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,213	$ 8,929	$ 8,364	$ 10,091	$ 10,562	$ 12,326	$ 13,205	$ 14,339	$ 15,566	$ 17,144